Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Plan Assets, Category [Line Items]
Employer matching contribution, percent of match	50.00%
Employer matching contribution, percent of employees' gross pay	6.00%
Vesting period	5 years
Vesting eligibility period	90 days
Continuing Operations
Defined Benefit Plan, Plan Assets, Category [Line Items]
Contributions	$ 0.6	$ 0.5